Membership Interests (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Membership Interests [Abstract]
Schedule of Cash Capital Contributions

Receipt Dates	Amounts
February 14, 2025	$605
May 2, 2025	$605
July 30, 2025	$647

Receipt Dates	Amounts
February 16, 2024	$240
May 3, 2024	$240
July 31, 2024	$240
October 31, 2024	$114
December 20, 2024	$377

Schedule of Distributions Paid

Declaration Dates	Payment Dates	Amounts
February 13, 2025	February 13, 2025	$177
April 30, 2025	May 1, 2025	$177
July 29, 2025	July 29, 2025	$219

Declaration Dates	Payment Dates	Amounts
February 14, 2024	February 15, 2024	$125
April 30, 2024	May 1, 2024	$126
July 30, 2024	July 30, 2024	$125
December 9, 2024	December 19, 2024	$377

Schedule of Changes to Membership Interests
The following tables present the changes to membership interests during the three and nine months ended September 30, 2025 and 2024, net of tax:

	Three Months Ended September 30, 2025 and 2024
	Capital Account	AOCI	Total Membership Interests
Balance at June 30, 2025	$17,110	$(232)	$16,878
Net income	380	—	380
Capital contributions	647	—	647
Distributions	(219)	—	(219)
Other comprehensive (loss) income	—	(15)	(15)

Balance at September 30, 2025	$17,918	$(247)	$17,671

	Capital Account	AOCI	Total Membership Interests
Balance at June 30, 2024	$15,093	$(199)	$14,894
Net income	324	—	324
Capital contributions	240	—	240
Distributions	(125)	—	(125)
Other comprehensive (loss) income	—	(2)	(2)

Balance at September 30, 2024	$15,532	$(201)	$15,331

	Nine Months Ended September 30, 2025 and 2024
	Capital Account	AOCI	Total Membership Interests
Balance at December 31, 2024	$15,814	$(184)	$15,630
Net income	820	—	820
Contributions from members	1,857	—	1,857
Distributions to members	(573)	—	(573)
Other comprehensive (loss) income	—	(63)	(63)

Balance at September 30, 2025	$17,918	$(247)	$17,671

	Capital Account	AOCI	Total Membership Interests
Balance at December 31, 2023	$14,388	$(180)	$14,208
Net income	800	—	800
Contributions from members	720	—	720
Distributions to members	(376)	—	(376)
Other comprehensive (loss) income	—	(21)	(21)

Balance at September 30, 2024	$15,532	$(201)	$15,331

Schedule of Changes to Accumulated Other Comprehensive Income (Loss)
The following table presents the changes to AOCI, net of tax, during the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30, 2025 and 2024
	Derivative Hedges	Pension and OPEB Plans	Total AOCI
Balance at June 30, 2025	$(91)	$(141)	$(232)

OCI before reclassifications	(18)	—	(18)
Amounts reclassified from AOCI (a)	2	1	3

Net OCI	(16)	1	(15)

Balance at September 30, 2025	$(107)	$(140)	$(247)

Balance at June 30, 2024	$(54)	$(145)	$(199)

OCI before reclassifications	(3)	—	(3)
Amounts reclassified from AOCI (a)	—	1	1

Net OCI	(3)	1	(2)

Balance at September 30, 2024	$(57)	$(144)	$(201)

	Nine Months Ended September 30, 2025 and 2024
	Derivative Hedges	Pension and OPEB Plans	Total AOCI
Balance at December 31, 2024	$(41)	$(143)	$(184)

OCI before reclassifications	(70)	—	(70)
Amounts reclassified from AOCI (a)	4	3	7

Net OCI	(66)	3	(63)

Balance at September 30, 2025	$(107)	$(140)	$(247)

Balance at December 31, 2023	$(34)	$(146)	$(180)

OCI before reclassifications	(25)	—	(25)
Amounts reclassified from AOCI (a)	2	2	4

Net OCI	(23)	2	(21)

Balance at September 30, 2024	$(57)	$(144)	$(201)

(a)
The amounts reclassified from “Derivative Hedges” affect “Interest expense and related charges” line on our Condensed Statements of Consolidated Income. The amounts reclassified from “Pension and OPEB Plans” affect “Operation and maintenance” and “Other (income) and deductions – net” lines on our Condensed Statements of Consolidated Income.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	AOCI
Balance at December 31, 2021	$(36)	$(95)	$(131)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	2	—	2
Defined benefit pension plans	—	(33)	(33)

Balance at December 31, 2022	(34)	(128)	(162)
Cash flow hedge amounts reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Cash flow hedges – loss on settlement (net of tax benefit of $1)	(3)	—	(3)
Defined benefit pension plans	—	(18)	(18)

Balance at December 31, 2023	(34)	(146)	(180)
Cash flow hedges – amount reclassified from AOCI and reported in interest expense and related charges (net of tax expense $1)	3	—	3
Cash flow hedges – loss on settlement of interest rate hedge transactions (net of tax benefit of $3)	(12)	—	(12)
Fair value hedges – unrealized gain on cross-currency swaps attributable to excluded components (net of tax expense of $1)	2	—	2
Defined benefit pension plans	—	3	3

Balance at December 31, 2024	$(41)	$(143)	$(184)